UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
                                               ------------------------------

Check here if Amendment; |_|   Amendment Number:
      This Amendment (Check only one.): |_|   is a restatement.
                                        |_|   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Trendstar Advisors, LLC
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Address:    7300 College Boulevard
            --------------------------------------------------------------------
            Suite 308
            --------------------------------------------------------------------
            Overland Park, KS  66210
            --------------------------------------------------------------------

Form 13F File Number:   28-11019
                        ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kyle R. Bubeck
          -----------------------------------------------
Title:    Secretary
          -----------------------------------------------
Phone:    913-661-2900
          -----------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Kyle R. Bubeck             Overland Park, KS             11-09-2005
------------------------------   ----------------------       ------------------
          [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number          Name

      28-                           N/A
         ------------------         ---------------------------------
         [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            ------------------------------
Form 13F Information Table Entry Total:     114
                                            ------------------------------
Form 13F Information Table Value Total:     $ 291,955
                                            ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                             TrendStar Advisors, LLC
                                    FORM 13F
                               September 30, 2005

      Name of Issuer               Title of Class   Cusip         Value    Shares/  SH/ Put/ Investmt   Other     Voting Authority
                                                                 (x$1000) Prin Amt  PRN Call Dscretn   Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES                       COM      002824100         135      3175  SH         Sole                3175
ADVANCED ENERGY INDS COM                  COM      007973100        2677    248834  SH         Sole              248834
ADVENT SOFTWARE INC COM                   COM      007974108        5514    204673  SH         Sole              204673
AFFILIATED COMPUTER SERVICES              COM      008190100          66      1200  SH         Sole                1200
AFFYMETRIX INC COM                        COM      00826T108        4145     89650  SH         Sole               89650
AFLAC INC COM                             COM      001055102        1409     31100  SH         Sole               31100
ALTERA CORP                               COM      021441100        1006     52650  SH         Sole               52650
AMDOCS LTD                                COM      G02602103         130      4700  SH         Sole                4700
AMERICAN EXPRESS INC.                     COM      25816109          293      5100  SH         Sole                5100
AMERICAN INTL GROUP COM                   COM      026874107        1140     18400  SH         Sole               18400
AMERIGROUP CORP COM                       COM      03073T102        4451    232775  SH         Sole              232775
AMSURG CORP COM                           COM      03232P405        5849    213797  SH         Sole              213797
ANALOGIC CORP COM PAR $0.05               COM      032657207        3159     62676  SH         Sole               62676
APPLIED MATLS INC COM                     COM      038222105        1021     60200  SH         Sole               60200
ARBITRON INC COM                          COM      03875Q108        4773    119800  SH         Sole              119800
AZTAR CORP COM                            COM      054802103        5336    173175  SH         Sole              173175
BANKATLANTIC BANCORP                      COM      065908501        4118    242400  SH         Sole              242400
BARNES & NOBLE INC                        COM      067774109        5871    155725  SH         Sole              155725
BENCHMARK ELECTRONICS INC                 COM      08160H101        5625    186750  SH         Sole              186750
BIOSITE INC                               COM      090945106        5280     85354  SH         Sole               85354
BISYS GROUP INC                           COM      055472104        4652    346375  SH         Sole              346375
BLACK BOX CORP                            COM      091826107        5652    134711  SH         Sole              134711
BOSTON PRIVT FINL HLDG COM                COM      101119105        4272    160972  SH         Sole              160972
BOSTON SCIENTIFIC CORP                    COM      101137107         589     25200  SH         Sole               25200
BRADLEY PHARMACEUTICALS INC               COM      104576103        2892    264850  SH         Sole              264850
CABOT MICROELECTRONICS CORP               COM      12709P103        5259    179008  SH         Sole              179008
CACI INTERNATIONAL INC                    COM      127190304        6577    108525  SH         Sole              108525
CARNIVAL CORP CLASS A                     COM      143658300         400      8000  SH         Sole                8000
CBRL GROUP, INC.                          COM      12489V106        5704    169450  SH         Sole              169450
CENTENE CORP DEL                          COM      15135B101        4124    164750  SH         Sole              164750
CERNER CORP                               COM      156782104        4967     57134  SH         Sole               57134
CISCO SYS INC COM                         COM      17275R102         715     39925  SH         Sole               39925
COCA COLA CO COM                          COM      191216100         401      9275  SH         Sole                9275
COHEN & STEERS INC                        COM      19247A100        1408     70400  SH         Sole               70400
COLGATE PALMOLIVE CO COM                  COM      194162103         787     14900  SH         Sole               14900
COVANCE INC COM                           COM      222816100        2112     44000  SH         Sole               44000
CR BARD                                   COM      067383109         938     14200  SH         Sole               14200
CREE INC.                                 COM      225447101        4638    185375  SH         Sole              185375
DELL INC                                  COM      24702R101        1010     29525  SH         Sole               29525
DIGIMARC CORP                             COM      253807101         796    117368  SH         Sole              117368
DSP GROUP                                 COM      23332B106        4760    185512  SH         Sole              185512
EFJ INC                                   COM      26843B101         268     26000  SH         Sole               26000
ETHAN ALLEN INTERIORS COM                 COM      297602104        5926    189025  SH         Sole              189025
EXAR CORP                                 COM      300645108        1942    138513  SH         Sole              138513
EXPEDITORS INTL WASH INC                  COM      302130109         210      3700  SH         Sole                3700
FIRST DATA CORP                           COM      319963104         359      8967  SH         Sole                8967
FISERV INC                                COM      337738108          83      1800  SH         Sole                1800
FORWARD AIR CORPORATION                   COM      349853101        4189    113698  SH         Sole              113698
GENTEX CORP COM                           COM      371901109         404     23200  SH         Sole               23200
GEVITY HR INC                             COM      374393106        4735    173839  SH         Sole              173839
GILLETTE                                  COM      375766102         890     15300  SH         Sole               15300
GOLDMAN SACHS                             COM      38141G104        1024      8425  SH         Sole                8425
H & R BLOCK INC                           COM      093671105          67      2800  SH         Sole                2800
HARMAN INTERNATIONAL                      COM      413086109         409      4000  SH         Sole                4000
ICU MEDICAL INC                           COM      44930G107        4604    160095  SH         Sole              160095
IDX SYSTEMS CP                            COM      449491109        5569    128972  SH         Sole              128972
INTEL CORP COM                            COM      458140100         966     39175  SH         Sole               39175
INTERMAGNETICS GENERAL                    COM      458771102        2726     97580  SH         Sole               97580
INTERSIL CORP                             COM      46069S109         732     33600  SH         Sole               33600
INVESTORS FINANCIAL SVCS CP               COM      461915100        3106     94400  SH         Sole               94400
JABIL CIRCUIT INC                         COM      466313103        1400     45265  SH         Sole               45265
JETBLUE AIRWAYS                           COM      477143101        4739    269282  SH         Sole              269282
JOHNSON & JOHNSON COM                     COM      478160104        1035     16350  SH         Sole               16350
JOHNSON CTLS INC COM                      COM      478366107        1050     16925  SH         Sole               16925
KIMBERLY CLARK CORP COM                   COM      494368103         827     13900  SH         Sole               13900
LATTICE SEMICONDUCTOR CORP                COM      518415104        2060    481389  SH         Sole              481389
LEAR CORP COM                             COM      521865105         298      8775  SH         Sole                8775
LINEAR TECHNOLOGY CORP                    COM      535678106         106      2825  SH         Sole                2825
MCDONALDS CORP COM                        COM      580135101        1361     40650  SH         Sole               40650
MEDCOHEALTH SOLUTIONS                     COM      58405U102        3317     60504  SH         Sole               60504
MEDICIS PHARMACEUTICAL CL A NEW           COM      584690309        1203     36950  SH         Sole               36950
MERCK & CO                                COM      589331107         824     30275  SH         Sole               30275
MERCURY COMPUTER SYSTEMS INC              COM      589378108        5963    227153  SH         Sole              227153
MICREL INC COM                            COM      594793101          55      4900  SH         Sole                4900
MICROSOFT CORP COM                        COM      594918104        1435     55775  SH         Sole               55775
MKS INSTRUMENT INC COM                    COM      55306N104         853     49500  SH         Sole               49500
MOLECULAR DEVICES                         COM      60851C107        5255    251539  SH         Sole              251539
MONACO COACH CORP COM                     COM      60886R103        5161    350150  SH         Sole              350150
MORGAN STANLEY                            COM      617446448         680     12600  SH         Sole               12600
NORTHERN TRUST CORP                       COM      665859104         130      2575  SH         Sole                2575
NOVELLUS                                  COM      670008101         637     25400  SH         Sole               25400
OMNIVISION TECHNOLOGIES                   COM      682128103        3682    291752  SH         Sole              291752
PEPSICO INC                               COM      713448108         743     13100  SH         Sole               13100
PERFORMANCE FOOD GROUP COM                COM      713755106        6428    203870  SH         Sole              203870
PFIZER INC COM                            COM      717081103         177      7100  SH         Sole                7100
PHARMACEUTICAL PROD COM                   COM      717124101        4325     75200  SH         Sole               75200
PHOTRONICS INC.                           COM      719405102        5177    266855  SH         Sole              266855
PLEXUS CORP COM                           COM      729132100        6731    393866  SH         Sole              393866
POLYMEDICA                                COM      731738100        5680    162576  SH         Sole              162576
PRIORITY HEALTHCARE                       COM      74264T102        7494    269003  SH         Sole              269003
RENAL CARE GP                             COM      759930100        5642    119225  SH         Sole              119225
SANDISK CORP COM                          COM      80004C101         482     10000  SH         Sole               10000
SARA LEE CORP COM                         COM      803111103         496     26200  SH         Sole               26200
SCHERING PLOUGH CORP COM                  COM      806605101         841     39975  SH         Sole               39975
SCIENTIFIC ATLANTA INC                    COM      808655104         162      4325  SH         Sole                4325
SIGMA ALDRICH CORP COM                    COM      826552101         972     15175  SH         Sole               15175
SOURCECORP                                COM      836167106         907     42281  SH         Sole               42281
SOUTHWEST AIRLINES                        COM      844741108         299     20125  SH         Sole               20125
SYMANTEC CORP                             COM      871503108         481     21246  SH         Sole               21246
SYNOPSUS                                  COM      871607107         525     27800  SH         Sole               27800
TEXAS INSTRUMENTS INC                     COM      882508104         102      3000  SH         Sole                3000
TIFFANY & CO NEW                          COM      886547108        1055     26525  SH         Sole               26525
VARIAN SEMICONDUCTOR EQUIP                COM      922207105        4737    111800  SH         Sole              111800
WADDELL & REED FINL CL A                  COM      930059100        4041    208725  SH         Sole              208725
WAL-MART STORES                           COM      931142103          18       400  SH         Sole                 400
WATSON WYATT CO HLDG                      COM      942712100        2536     94100  SH         Sole               94100
WCI CMNTYS INC COM                        COM      92923C104        7633    269050  SH         Sole              269050
WEIGHT WATCHERS INTERNATIONAL             COM      948626106        1645     31900  SH         Sole               31900
WILMINGTON TRUST CORP COM                 COM      971807102        4963    136150  SH         Sole              136150
WP STEWART AND COMPANY LTD                COM      012244711        3821    171175  SH         Sole              171175
WRIGLEY WM JR CO COM                      COM      982526105         965     13425  SH         Sole               13425
WYETH COM                                 COM      983024100         777     16800  SH         Sole               16800
YUM BRANDS                                COM      988498101         835     17250  SH         Sole               17250
ZOLL MEDICAL CORP                         COM      989922109        6334    241493  SH         Sole              241493